Risk management - Santander Corporate & Investment Banking (Details) - Corporate And Investment Banking Segment [Member]	12 Months Ended
Dec. 31, 2018
Pessimistic scenario
Disclosure of credit risk exposure [line items]
GDP growth (as a percent)	2.70%
Percentage of weightings associated with the macroeconomic scenarios	20.00%
Base scenario
Disclosure of credit risk exposure [line items]
GDP growth (as a percent)	3.60%
Percentage of weightings associated with the macroeconomic scenarios	60.00%
Optimistic scenario
Disclosure of credit risk exposure [line items]
GDP growth (as a percent)	4.20%
Percentage of weightings associated with the macroeconomic scenarios	20.00%